Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related party transactions

Note 11: Related party transactions

Our related party transactions comprise expenses for use of intellectual property, borrowings, and facilities as previously described. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements.

The following is a summary of expenses charged by our parent, DUG (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020	Financial Line Item
Royalty Expense	$1,028	$943	$2,162	$1,418	Cost of Revenue
Interest Expense	513	920	1,022	1,881	Interest Expense
Rent Expense	356	733	712	1,104	General and administrative expense
Other Expense	64	8	99	12	General and administrative expense

Amounts due to our parent, DUG, are as follows (in thousands):

	At June 30,	At December 31,
	2021	2020	Financial statement line item
4.6% Senior Note due related party	$44,248	$45,956	Long-term borrowings with related party
Royalties and other	3,601	3,631	Accounts payable and accrued expenses
Short-term lease liability	1,360	1,399	Short-term operating lease liabilities
Accrued interest on related party note	5,745	4,918	Other non-current liabilities
Long-term lease liability	1,749	2,454	Long-term operating lease liabilities

Note 12: Related party transactions

Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease previously described. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements.

The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Years ended December 31,		Statement of Income and Comprehensive Income Line Item
	2020	2019
Royalty expense (see Note 11)	$3,015	$4,597	Cost of revenue
Interest expense (see Note 4)	3,106	3,778	Interest expense
Rent expense (see Note 10)	1,461	1,378	General and administrative expense
Other expense	155	131	General and administrative expense

Amounts due to our parent, DoubleU Games, are as follows (in thousands):

	At December 31,		Statement of Consolidated Balance Sheet Line Item
	2020	2019
4.6% Senior Notes with related party	$45,956	$86,371	Long-term borrowing with related party
Royalties and other expenses	3,631	2,691	Accounts payable and accrued expenses
Short-term lease liability	1,399	1,288	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Note with related party	4,918	5,169	Other non-current liabilities
Long-term lease liability	2,454	3,413	Long-term lease liabilities